APPLIED FINANCE EXPLORER FUND

Schedule of Investments

July 31, 2025 (unaudited)

99.47% COMMON STOCKS

3.37% COMMUNICATION SERVICES CarGurus, Inc.(A)

John Wiley & Sons, Inc. Class A

Sinclair, Inc.

TEGNA, Inc.

Ziff Davis, Inc.(A)

10.61% CONSUMER DISCRETIONARY

Asbury Automotive Group, Inc.(A)

Dana, Inc.

Frontdoor, Inc.(A)

G-III Apparel Group Ltd.(A)

Green Brick Partners, Inc.(A)

Group 1 Automotive, Inc.

Hilton Grand Vacations, Inc.(A)

Hovnanian Enterprises, Inc.(A)

KB Home

Monarch Casino & Resort, Inc.

Patrick Industries, Inc.

Phinia, Inc.

Sally Beauty Holdings, Inc.(A)

Stride, Inc.(A)

Taylor Morrison Home Corp.(A)

Upbound Group, Inc.

2.37% CONSUMER STAPLES

The Andersons, Inc

BellRing Brands, Inc.(A)

Performance Food Group Co.(A)

Shares	Value
202,746	$6,654,124
154,902	5,979,217
334,556	4,837,680
376,883	6,293,946
171,785	5,345,949
29,110,916
21,000	4,664,520
416,417	6,629,359
125,304	7,330,284
164,220	3,875,592
76,371	4,730,420
14,811	6,104,354
140,888	6,314,600
24,481	2,924,745
83,673	4,623,770
70,000	7,207,200
86,526	8,413,788
135,083	6,848,708
457,929	4,460,228
54,895	7,039,186
116,264	6,892,130
169,517	3,497,983
91,556,867
149,968	5,386,851
115,347	6,295,639
87,136	8,748,454
20,430,944
	APPLIED FINANCE EXPLORER FUND
	Schedule of Investments
	July 31, 2025 (unaudited)
		Shares	Value
6.96%	ENERGY
	Antero Resources Corp.(A)	164,401	$5,742,527
	Civitas Resources, Inc.	160,265	4,865,645
	Dorian LPG Ltd.	207,272	5,967,361
	Gulfport Energy Corp.(A)	39,494	6,877,090
	International Seaways, Inc.	144,115	5,750,188
	Liberty Energy, Inc.	312,284	3,853,585
	Murphy Oil Corp.	150,012	3,721,798
	Peabody Energy Corporation	287,001	4,635,066
	Permian Resources Corp.	370,699	5,249,098
	Schlumberger Ltd.	171,424	5,794,131
	SM Energy Co.	128,560	3,546,970
	Weatherford International plc	71,785	4,059,442
			60,062,901
26.92%	FINANCIALS
	Arbor Realty Trust, Inc. REIT	634,359	7,079,446
	ARMOUR Residential REIT, Inc.	380,850	6,211,664
	Axos Financial, Inc.(A)	102,451	8,846,644
	The Bancorp, Inc(A)	124,423	7,858,557
	CNO Financial Group, Inc.	193,031	7,111,262
	Columbia Banking System, Inc.	284,134	6,762,389
	Customers Bancorp, Inc.(A)	125,197	7,981,309
	Donnelley Financial Solutions(A)	107,832	5,710,783
	Dynex Capital, Inc.	417,651	5,195,578
	Enact Holdings, Inc.	177,080	6,155,301
	Enova International, Inc.(A)	81,427	8,514,007
	F&G Annuities & Life, Inc.	143,563	4,581,095
	Federated Hermes, Inc.	136,146	6,748,757
	Hancock Whitney Corp.	118,768	7,092,825
	HCI Group, Inc.	52,331	7,328,433
	Jackson Financial, Inc.	88,150	7,718,414
	MFA Financial, Inc.	666,811	6,061,312
	Mr. Cooper Group, Inc.(A)	49,069	7,641,025
	Navient Corp.	458,786	5,936,691
	NCR Atleos Corp.(A)	198,483	6,073,580
	NMI Holdings, Inc.(A)	181,202	6,762,459
	Old National Bancorp of Indiana	257,113	5,427,655

APPLIED FINANCE EXPLORER FUND

Schedule of Investments

July 31, 2025 (unaudited)

FINANCIALS Continued

Pathward Financial, Inc.

PennyMac Financial Services, Inc.

PennyMac Mortgage Investment Trust

PJT Partners, Inc.

Preferred Bank

Prog Holdings, Inc.

QCR Holdings, Inc.

Radian Group, Inc.

Rithm Capital Corp.

SLM Corp.

StoneX Group, Inc.(A)

Victory Capital Holdings, Inc. Class A

9.97% HEALTH CARE

Amneal Pharmaceuticals, Inc.(A)

Amphastar Pharmaceuticals, Inc.(A)

ANI Pharmaceuticals, Inc.(A)

Catalyst Pharmaceuticals, Inc.(A)

Collegium Pharmaceutical, Inc.(A)

The Ensign Group, Inc

Halozyme Therapeutics, Inc.(A)

Harmony Biosciences Holdings, Inc.(A)

Innoviva, Inc.(A)

Lantheus Holdings, Inc.(A)

Pediatrix Medical Group Inc. (A)

Owens & Minor, Inc.(A)

Prestige Consumer Healthcare Inc.(A)

Supernus Pharmaceuticals, Inc.(A)

Tenet Healthcare Corp.(A)

United Therapeutics Corp.(A)

Waystar Holding Corp.(A)

Shares	Value
95,243	$7,202,752
52,585	4,897,767
498,194	5,873,707
42,077	7,515,794
71,757	6,516,971
207,497	6,606,704
70,000	4,970,000
211,816	6,907,320
523,321	6,295,552
244,540	7,776,372
110,328	10,728,295
119,170	8,212,005
232,302,425
606,953	4,746,372
175,516	3,677,060
77,956	4,938,513
266,124	5,676,425
165,208	4,933,111
46,835	7,025,250
92,701	5,559,279
127,823	4,496,813
250,000	4,542,500
63,139	4,494,865
410,000	5,022,500
399,411	2,767,918
74,617	5,517,927
190,998	6,704,030
37,704	6,080,901
19,993	5,492,077
118,965	4,399,326
86,074,867

APPLIED FINANCE EXPLORER FUND

Schedule of Investments

July 31, 2025 (unaudited)

16.38% INDUSTRIALS

Alight, Inc.

American Woodmark Corp.(A)

API Group Corp.(A)

Atmus Filtration Technologies, Inc.

BrightView Holdings, Inc.(A)

Builders FirstSource, Inc.(A)

Comfort Systems USA, Inc.

CSG Systems International, Inc.

Genco Shipping & Trading Ltd.

GMS, Inc.(A)

The Greenbrier Companies, Inc

Herc Holdings, Inc.

Hillman Solutions Corp.(A)

Huron Consulting Group, Inc.(A)

Janus International Group, Inc.(A)

Maximus, Inc.

SkyWest, Inc.(A)

Sterling Infrastructure, Inc.(A)

Terex Corp.

Verra Mobility Corp.(A)

7.33% INFORMATION TECHNOLOGY

ACI Worldwide, Inc.(A)

Adeia, Inc.

ASGN, Inc.(A)

Consensus Cloud Solutions, Inc.(A)

Diebold Nixdorf, Inc.(A)

Insight Enterprises, Inc.(A)

InterDigital, Inc.

Netgear, Inc.(A)

OSI Systems, Inc.(A)

Progress Software Corp.

ScanSource, Inc.(A)

Xerox Corporation

Shares	Value
740,000	$3,966,400
105,722	5,562,034
205,751	7,421,439
138,668	5,395,572
366,850	5,851,258
44,480	5,654,742
18,782	13,209,381
119,223	7,446,669
451,237	7,188,205
78,892	8,649,719
137,314	6,247,787
46,055	5,379,685
829,197	6,542,364
45,563	6,017,961
769,856	6,597,666
78,306	5,783,681
75,409	8,744,428
48,205	12,899,176
136,165	6,925,352
233,157	5,889,546
141,373,065
132,613	5,644,009
341,035	4,416,403
113,954	5,713,654
108,472	2,188,965
105,388	5,932,291
48,617	5,765,004
33,766	8,718,381
225,289	5,237,969
33,301	7,359,854
96,681	4,648,422
150,259	5,836,060
440,256	1,783,037
63,244,049
	APPLIED FINANCE EXPLORER FUND
	Schedule of Investments
	July 31, 2025 (unaudited)
		Shares	Value
3.54%	MATERIALS
	Alpha Metallurgical Resources(A)	51,967	$6,135,744
	Commercial Metals Co.	140,523	7,287,523
	Element Solutions, Inc.	267,802	6,320,127
	Ryerson Holding Corp.	170,222	3,506,573
	Warrior Met Coal, Inc.	142,548	7,324,116
			30,574,083
8.05%	REAL ESTATE
	American Assets Trust, Inc. REIT	156,119	2,970,945
	Apple Hospitality REIT, Inc.	400,000	4,700,000
	DiamondRock Hospitality Co. REIT	703,104	5,427,963
	Douglas Emmett, Inc. REIT	389,116	5,898,999
	Empire State Realty Trust REIT	506,842	3,669,536
	Kite Realty Group Trust REIT	263,610	5,794,148
	The Macerich Co REIT	410,151	6,853,623
	Newmark Group, Inc.	580,499	8,806,170
	Ryman Hospitality Properties, Inc. REIT	57,247	5,441,900
	Sabra Health Care REIT, Inc.	362,257	6,531,494
	SL Green Realty Corp.	104,124	5,961,099
	Tanger Factory Outlet Centers, Inc. REIT	248,264	7,452,885
			69,508,762
3.97%	UTILITIES
	California Water Service Group	123,577	5,619,046
	Middlesex Water Company	78,434	4,047,194
	New Jersey Resources Corp.	108,080	4,961,953
	One Gas, Inc.	82,823	6,021,232
	Southwest Gas Corp.	81,943	6,403,026
	TXNM Energy, Inc.	126,991	7,211,819
			34,264,270
99.47%	TOTAL COMMON STOCKS		858,503,149
0.50%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 4.170%(B)	4,337,472	4,337,472
	APPLIED FINANCE EXPLORER FUND
	Schedule of Investments
	July 31, 2025 (unaudited)
	Shares	Value
99.97%	TOTAL INVESTMENTS	$862,840,621
0.03%	Other assets, net of liabilities	223,001
100.00%	NET ASSETS	$863,063,622

(A)Non-income producing

(B)Effective 7 day yield as of July 31, 2025 REIT - Real Estate Investment Trust.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of July 31, 2025:
	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$858,503,149	$-	$-	$858,503,149
MONEY MARKET FUND	4,337,472			4,337,472
TOTAL INVESTMENTS	$862,840,621	$-	$-	$862,840,621
The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $751,409,581, and the related net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation		$167,257,790
		Gross unrealized depreciation		(55,826,750)
			Net unrealized appreciation	$111,431,040